DERIVATIVE INSTRUMENTS - Schedule of Outstanding Derivative Instruments (Details) - Foreign exchange forward contracts - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Derivative assets	$ 10,490	$ 4,047
Derivative liabilities	$ (1,353)	$ (2,098)